Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Mortgage-backed and related securities amortized cost	$ 5,148	$ 993
Other marketable securities, amortized cost	$ 73,653	$ 78,846
Serial preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Serial preferred stock, authorized (in shares)	500,000	500,000
Serial preferred stock, issued (in shares)	0	0
Common stock, authorized (in shares)	16,000,000	16,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, issued (in shares)	9,128,662	9,128,662
Treasury stock, shares (in shares)	4,631,124	4,639,739